Document and Entity Information	0 Months Ended
Jan. 28, 2013
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	SECURITY MID CAP GROWTH FUND
Central Index Key	0000088676
Amendment Flag	false
Trading Symbol	smcgf
Document Creation Date	Jan. 25, 2013
Document Effective Date	Jan. 28, 2013
Prospectus Date	Jan. 28, 2013